Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)				September 30, 2007

UNITED STATES
GOVERNMENT		Coupon	Maturity	Principal
OBLIGATIONS 52.85%		Rate	Date	Amount	Value

United States Treasury Bills 48.79%
	Yield	4.97%	10/04/07	$20,000,000	$19,991,908
	Yield	3.00%	10/11/07	30,000,000	29,975,000
	Yield	4.93%	10/25/07	10,000,000	9,967,533
					59,934,441

United States Treasury Note 4.06%
		4.63%	02/29/08	5,000,000	4,991,968

Total United States Government Obligations					64,926,409
(cost $64,926,409)

REPURCHASE AGREEMENTS 47.70%

Joint Tri-Party Repurchase Agreements, 09/28/07,
collateralized by U.S. Treasury securities
held in joint tri-party repurchase accounts:

4.00% Morgan Stanley Dean Witter, repurchase
price $30,594,906		4.00%	10/01/07	30,584,711	30,584,711
3.85% UBS Financial Services, Inc.,
repurchase price $28,008,983		3.85%	10/01/07	28,000,000	28,000,000

Total Repurchase Agreements					58,584,711
(cost $58,584,711)

Total Investments 100.55%					123,511,120
(cost $123,511,120)
Other assets and liabilities, net (0.55)%					(679,266)

NET ASSETS 100%					$122,831,854

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)				September 30, 2007

UNITED STATES
GOVERNMENT AND		Coupon	Maturity	Principal
AGENCY OBLIGATIONS 102.04%		Rate	Date	Amount	Value

Federal Farm Credit Bank 33.45%
Discount Notes:
	Yield	4.07%	10/01/07	$57,000,000	$57,000,000
	Yield	4.76%	10/02/07	2,000,000	1,999,745
	Yield	4.60%	10/04/07	50,000,000	49,980,875
	Yield	4.67%	10/10/07	10,000,000	9,988,750
	Yield	5.18%	10/30/07	3,401,000	3,386,986
Fixed Rates:
		6.80%	10/12/07	2,324,000	2,325,461
		3.90%	10/29/07	1,000,000	998,966
		3.65%	12/03/07	2,500,000	2,493,265
		4.00%	12/10/07	1,100,000	1,097,430
		4.75%	12/28/07	1,385,000	1,383,317
		3.55%	01/28/08	1,000,000	994,458
		3.22%	03/03/08	1,000,000	991,731
		3.75%	06/02/08	2,000,000	1,979,708
		3.97%	06/17/08	3,300,000	3,270,938
Variable Rate:
		5.17%	10/26/07	20,000,000	19,999,660
					157,891,290

Federal Home Loan Bank 68.59%
Discount Notes:
	Yield	4.47%	10/02/07	50,000,000	49,993,794
	Yield	4.89%	10/05/07	50,000,000	49,972,944
	Yield	4.73%	10/24/07	33,905,000	33,803,057
	Yield	4.89%	11/14/07	15,000,000	14,911,083
	Yield	4.95%	11/21/07	10,000,000	9,930,583
	Yield	4.94%	11/30/07	11,870,000	11,773,358
	Yield	4.88%	12/07/07	15,000,000	14,865,442
	Yield	4.60%	12/28/07	8,365,000	8,271,963
	Yield	4.98%	01/03/08	5,000,000	4,936,028
	Yield	4.94%	01/10/08	5,000,000	4,931,825
	Yield	5.19%	01/16/08	5,000,000	4,924,506
	Yield	4.85%	01/18/08	6,069,000	5,981,716
	Yield	4.89%	01/22/08	14,080,000	13,867,861
	Yield	4.91%	02/01/08	10,000,000	9,836,000
Fixed Rates:
		4.75%	10/09/07	9,850,000	9,849,394
		4.50%	10/12/07	3,850,000	3,849,063
		3.60%	10/19/07	21,000,000	20,988,006
		3.25%	10/26/07	1,000,000	998,585
		3.40%	11/09/07	1,000,000	998,023
		5.00%	11/28/07	1,000,000	1,000,237
		3.70%	12/10/07	2,000,000	1,994,039
		3.25%	12/17/07	20,000,000	19,926,143
		3.12%	01/29/08	1,885,000	1,872,091
		5.63%	02/15/08	1,000,000	1,002,063
		4.00%	02/25/08	3,000,000	2,984,212
		3.35%	03/17/08	2,125,000	2,106,707
		5.25%	04/04/08	5,000,000	4,999,139
		3.50%	05/21/08	1,000,000	989,679
		3.65%	05/23/08	1,200,000	1,187,431
		3.00%	07/24/08	1,000,000	984,104
Variable Rate:
		4.825%(1)	10/17/08	10,000,000	10,000,000(1)
					323,729,076

Total Investments 102.04%					481,620,366
(cost $481,620,366)
Other assets and liabilities, net (2.04)%					(9,645,469)

NET ASSETS 100%					$471,974,897

(1) When issued security delivered to fund on October 17, 2007.
Rate shown is as of issue date.

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)			September 30, 2007

	Coupon	Maturity	Principal
MUNICIPAL BONDS 95.89%	Rate	Date	Amount	Value

Alabama 5.84%
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09	$250,000	$254,610
Jefferson County, Alabama Limited Obligation, Series A	5.00%	01/01/08	300,000	301,014
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	202,928
				758,552

Alaska 2.33%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16	300,000	303,381

Arizona 2.32%
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12	300,000	301,545

California 2.49%
Association of Bay Area Governments (ABAG) Finance Authority,
Series C	4.00%	03/01/08	100,000	99,812
San Diego, California Community College District, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	223,545
				323,357

Connecticut 2.08%
Connecticut State, Series D, GO Unlimited	5.375%	11/15/18	250,000	270,800

Delaware 1.56%
Delaware Transportation Authority System Revenue	5.50%	07/01/08	200,000	202,962

District of Columbia 1.19%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09	150,000	154,768

Florida 2.99%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11	175,000	178,663
Florida State Department Environmental Protection Preservation
Revenue, Florida Forever, Series B	5.00%	07/01/09	205,000	210,150
				388,813

Illinois 9.67%
Chicago Water Revenue (ZCB)	5.05%(1)	11/01/08	275,000	264,597
Cook County, Illinois Capital Improvement, GO Unlimited, Prerefunded,
Series A	5.25%	11/15/15	300,000	313,647
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	418,684
Illinois State Sales Tax Revenue	6.00%	06/15/09	250,000	260,212
				1,257,140

Indiana 5.07%
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12	350,000	355,261
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	304,155
				659,416

Iowa 3.99%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	316,860
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	201,834
				518,694

Kansas 3.49%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	203,564
Kansas State Development Finance Authority Revenue,
Scientific Research	5.00%	10/01/08	250,000	250,000
				453,564

Massachusetts 1.82%
Massachusetts State Health & Educational Facilities Authority Revenue,
Series D	5.00%	10/01/07	135,000	135,000
Massachusetts State, Series C, GO	4.625%	10/01/08	100,000	101,129
				236,129

Michigan 1.00%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10	130,000	130,541

Missouri 1.78%
Missouri State Health & Educational Facilities Authority Revenue,
Series A	6.75%	05/15/14	200,000	231,328

Nevada 1.54%
North Las Vegas, GO Limited	4.00%	03/01/16	200,000	200,438

New Jersey 3.96%
New Jersey State	5.125%	05/01/10	250,000	259,423
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	255,000
				514,423

New York 8.67%
Hempstead Township, Series B, GO Unlimited Tax	5.375%	11/15/10	120,000	121,453
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08	225,000	229,410
New York State Throughway Authority Service Contract Revenue,
Prerefunded, Local Highway & Bridge, Series A2	5.375%	04/01/10	153,000	155,988
New York State Throughway Authority Service Contract Revenue,
Unrefunded, Local Highway & Bridge, Series A2	5.375%	04/01/10	47,000	47,906
New York State, GO	5.00%	03/01/08	250,000	251,628
New York, New York, Series B	5.25%	08/01/09	200,000	206,314
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	114,066
				1,126,765

Ohio 1.54%
Ohio State Higher Education, Series B, GO	4.25%	11/01/07	200,000	200,092

Oregon 0.99%
Oregon State Department Transportation Highway	5.00%	11/15/09	125,000	128,789

South Carolina 8.93%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10	200,000	205,804
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	197,997
Piedmont Municipal Power Agency Electric Revenue, Refunding,
Series B	5.25%	01/01/09	200,000	202,288
South Carolina State Public Service Authority Revenue, Refunding,
Series B	5.00%	01/01/08	250,000	250,875
Spartanburg County School District	3.875%	04/01/12	300,000	303,396
				1,160,360

Tennessee 2.42%
Tennessee State, GO Unlimited, Refunding, Series A	5.00%	05/01/11	300,000	314,487

Texas 9.24%
Arlington Refunding, Series A	5.00%	08/15/08	200,000	202,582
Killeen, Texas Independent School District, GO Unlimited, Prerefunded	5.00%	02/15/09	310,000	311,714
Killeen, Texas Independent School District, GO Unlimited, Unrefunded	5.00%	02/15/09	90,000	90,464
Lewisville, Texas Independent School District, GO Unlimited,
Refunding (ZCB)	4.04%(1)	08/15/15	400,000	290,448
San Antonio Water System Revenue	5.00%	05/15/13	100,000	104,462
Texas Turnpike Authority Revenue	5.00%	06/01/08	200,000	202,026
				1,201,696

Utah 4.05%
Utah State, Refunding, Series B, GO Unlimited	5.375%	07/01/12	300,000	323,424
Utah Transit Authority Sales Tax & Transportation Revenue	4.90%	12/15/09	200,000	202,514
				525,938

Virginia 4.95%
Virgina State Public Building Authority & Public Facilities Revenue,
Refunding, Series A	5.00%	08/01/12	300,000	318,447
Virginia College Building Authority, Series A	5.00%	09/01/15	300,000	325,029
				643,476

Washington 0.81%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11	100,000	105,760

Wisconsin 1.17%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13	150,000	151,968

Total Municipal Bonds				12,465,182
(cost $12,368,165)

REPURCHASE AGREEMENT 3.07%

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $399,575,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $399,442)	4.00%	10/01/07	399,442	399,442

Total Investments 98.96%				12,864,624
(cost $12,767,607)
Other assets and liabilities, net 1.04%				135,256

NET ASSETS 100%				$12,999,880

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)			September 30, 2007

	Coupon	Maturity	Principal
MUNICIPAL BONDS 97.87%	Rate	Date	Amount	Value

Alabama 5.71%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19	$275,000	$285,692
Alabama State, GO Unlimited, Series A	4.625%	09/01/22	375,000	383,651
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	197,855
				867,198

California 6.96%
Anaheim, California City School District, Capital Appreciation,
Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	216,845
California State, GO Unlimited	4.75%	03/01/34	205,000	201,958
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34	300,000	301,893
San Diego, California Community College District, GO Unlimited (ZCB)	4.34%(1)	05/01/15	450,000	335,317
				1,056,013

Colorado 1.02%
Colorado Health Facility Authority Revenue	5.00%	09/01/16	150,000	154,084

Florida 5.18%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	293,658
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23	465,000	491,900
				785,558

Georgia 6.09%
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	517,770
Chatham County Hospital Authority Revenue, Series A	5.50%	01/01/34	405,000	406,446
				924,216

Illinois 8.58%
Du Page County, Refunding	5.60%	01/01/21	490,000	542,092
Illinois Development Financing Authority Hospital Revenue,
Adventist Health System	5.65%	11/15/24	435,000	457,672
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	250,000	303,173
				1,302,937

Kansas 9.17%
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%	12/15/12	500,000	516,195
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	254,455
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27	570,000	621,517
				1,392,167

Maryland 2.13%
Maryland State Health & Higher Educational Facilities Authority Revenue	5.75%	07/01/21	300,000	322,713

Michigan 3.98%
Detroit, Michigan Local Development Financing Authority,
Refunding, Series A	5.375%	05/01/18	300,000	300,636
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	303,246
				603,882

Missouri 2.76%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11	165,000	173,192
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11	235,000	246,416
				419,608

New Hampshire 2.25%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	340,863

New Jersey 5.17%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%	07/01/10	460,000	462,397
New Jersey State Transportation Authority, Series A	5.00%	06/15/13	315,000	322,925
				785,322

New York 4.77%
New York, GO Unlimited, Prerefunded, Series H	5.25%	03/15/14	450,000	465,894
New York, GO Unlimited, Prerefunded, Series J	5.00%	05/15/12	225,000	232,702
New York, GO Unlimited, Unrefunded Balance, Series J	5.00%	05/15/12	25,000	25,748
				724,344

Ohio 3.29%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15	300,000	319,692
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	165,000	180,065
				499,757

Pennsylvania 1.66%
Chester County Health & Educational Facilities Authority Revenue	5.00%	05/15/08	250,000	252,228

Puerto Rico 2.13%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26	300,000	323,532

Rhode Island 3.72%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32	500,000	564,175

South Carolina 1.67%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23	250,000	253,418

Tennessee 1.43%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	216,522

Texas 18.56%
Baytown, Texas GO Limited	4.50%	02/01/27	250,000	244,925
Duncanville, Texas Independent School District, GO Unlimited,
Prerefunded, Series B	5.25%	02/15/32	495,000	528,120
Duncanville, Texas Independent School District, GO Unlimited,
Unrefunded, Series B	5.25%	02/15/32	5,000	5,181
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	520,460
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	403,703
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	119,222
Houston Community College System Revenue, Refunding	4.00%	04/15/17	300,000	298,584
North Texas Municipal Water District Regional Solid Waste	4.25%	09/01/17	385,000	391,853
Disposal System Revenue
White Settlement, Texas Independent School District, GO Unlimited	4.125%	08/15/15	300,000	305,745
				2,817,793

Washington 1.64%
Spokane County, Washington School District, GO Unlimited	5.05%	06/01/22	255,000	248,931

Total Municipal Bonds				14,855,261
(cost $14,406,159)

REPURCHASE AGREEMENT 1.14%

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $173,815,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $173,757)	4.00%	10/01/07	173,757	173,757

Total Investments 99.01%				15,029,018
(cost $14,579,916)
Other assets and liabilities, net 0.99%				150,187

NET ASSETS 100%				$15,179,205

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)	September 30, 2007

COMMON STOCKS 90.38%	Shares	Value

Aerospace/Defense 2.56%
BE Aerospace, Inc.	7,500	$311,475	*
The Boeing Co.	3,000	314,970
		626,445

Apparel 5.11%
Crocs, Inc.	8,000	538,000	*
Guess, Inc.	2,000	98,060
Lululemon Athletica, Inc.	7,500	315,225	*
Under Armour, Inc., Class A	5,000	299,100	*
		1,250,385

Applications Software 2.35%
Activision, Inc.	10,000	215,900	*
Adobe Systems, Inc.	4,500	196,470	*
Oracle Corp.	7,500	162,375	*
		574,745

Auto Manufacturers 0.52%
PACCAR, Inc.	1,500	127,875

Cellular Telecommunications 2.01%
China Mobile Ltd., Sponsored ADR	6,000	492,240

Chemicals - Agricultural 5.11%
Monsanto Co.	5,500	471,570
Potash Corporation of Saskatchewan, Inc.	3,500	369,950
The Mosaic Company	7,625	408,090	*
		1,249,610

Chemicals - Specialty 0.89%
Zoltek Co., Inc.	5,000	218,150	*

Coal 0.84%
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	2,000	204,440

Computers 4.37%
Apple Computer, Inc.	5,500	844,470	*
Hewlett-Packard Co.	4,500	224,055
		1,068,525

Computers - Memory Devices 2.45%
EMC Corp.	9,000	187,200	*
SanDisk Corp.	7,500	413,250	*
		600,450

Diversified Operations 0.71%
Aecom Technology Corp.	5,000	174,650	*

E-Commerce/Services 1.27%
Priceline.com, Inc.	3,500	310,625	*

Electronics & Components 4.80%
NVIDIA Corp.	12,000	434,880	*
Research In Motion Ltd.	7,500	739,125	*
		1,174,005

Financial Services 5.42%
Anworth Mortgage Asset Corp.	20,000	107,800
CME Group, Inc.	700	411,145
Discover Financial Services	3,000	62,400
Franklin Resources, Inc.	1,500	191,250
GFI Group, Inc.	3,000	258,360	*
MasterCard, Inc., Class A	2,000	295,940
		1,326,895

Food & Beverages 0.39%
Kraft Foods, Inc., Class A	2,768	95,524

Gold Mining 1.09%
Randgold Resources Ltd., ADR	8,000	265,920

Insurance 2.11%
China Life Insurance Co., Ltd., ADR	6,000	517,320

Internet 2.50%
Baidu.com, Inc., Sponsored ADR	900	260,685	*
Google, Inc., Class A	400	226,908	*
Stockgroup Information Systems, Inc.	131,125	123,257	*
		610,850

Internet Security 0.72%
VASCO Data Security International, Inc.	5,000	176,550	*

Machinery 2.24%
Deere & Co.	1,000	148,420
Terex Corp.	4,500	400,590	*
		549,010

Medical - Biomedical 0.96%
Genentech, Inc.	3,000	234,060	*

Medical - Drugs 1.96%
Novo Nordisk AS, Sponsored ADR	2,000	242,080
Schering-Plough Corp.	7,500	237,225
		479,305

Medical - HMO 0.86%
WellCare Health Plans, Inc.	2,000	210,860	*

Medical - Products 2.90%
DENTSPLY International, Inc.	5,000	208,200
Meridian Bioscience, Inc.	7,500	227,400
Stryker Corp.	4,000	275,040
		710,640

Metal & Mineral Mining 2.15%
Freeport-McMoRan Copper & Gold, Inc.	4,500	472,005
Mines Management, Inc.	15,000	55,200	*
		527,205

Networking Products 3.52%
Cisco Systems, Inc.	15,000	496,650	*
Juniper Networks, Inc.	10,000	366,100	*
		862,750

Nutrition 0.84%
Herbalife Ltd.	4,500	204,570

Oil & Gas - Integrated 1.86%
Marathon Oil Corp.	8,000	456,160

Oil & Gas Drilling 2.72%
Diamond Offshore Drilling, Inc.	3,000	339,870
GlobalSantaFe Corp.	3,000	228,060
Noble Corp.	2,000	98,100
		666,030

Oil & Gas Equipment & Services 4.84%
Core Laboratories N.V.	3,000	382,170	*
FMC Technologies, Inc.	3,000	172,980	*
Grant Prideco, Inc.	4,000	218,080	*
GulfMark Offshore, Inc.	3,000	145,980	*
Oceaneering International, Inc.	3,500	265,300	*
		1,184,510

Oil & Gas Exploration & Production 1.09%
MV Oil Trust	4,000	98,160
Noble Energy, Inc.	2,400	168,096
		266,256

Oil & Gas Refining & Marketing 1.10%
Valero Energy Corp.	4,000	268,720

Restaurants 0.89%
McDonald's Corp.	4,000	217,880

Retail 2.95%
CVS Caremark Corp.	4,000	158,520
Gamestop Corp., Class A	10,000	563,500	*
		722,020

Security Products & Services 0.64%
Taser International, Inc.	10,000	156,900	*

Semiconductors 3.02%
MEMC Electronic Materials, Inc.	6,000	353,160	*
Tessera Technologies, Inc.	6,000	225,000	*
Varian Semiconductor Equipment Associates, Inc.	3,000	160,560	*
		738,720

Telecommunications 3.20%
Ciena Corp.	10,000	380,800	*
CommScope, Inc.	8,000	401,920	*
		782,720

Therapeutics 1.00%
Gilead Sciences, Inc.	6,000	245,220	*

Transportation 4.23%
DryShips, Inc.	6,000	545,100
Eagle Bulk Shipping, Inc.	6,000	154,440
Excel Maritime Carriers Ltd.	2,500	139,500
Genco Shipping & Trading Ltd.	3,000	196,590
		1,035,630

Wire & Cable Products 0.82%
General Cable Corp.	3,000	201,360	*

Wireless Equipment 1.37%
Alvarion Ltd.	10,000	145,200	*
Nokia Oyj, Sponsored ADR	5,000	189,650
		334,850

Total Common Stocks		22,120,580
(cost $17,989,006)

EXCHANGE-TRADED FUNDS 2.53%

iShares Dow Jones US Broker Dealers Index Fund	5,000	260,350
iShares FTSE/Xinhua China 25 Index Fund	2,000	360,000

Total Exchange-Traded Funds		620,350
(cost $558,807)

WARRANTS 0.05%

Metal & Mineral Mining 0.05%
Mines Management, Inc., Warrants (April 2012)
(cost $10,608)	7,500	11,625	*

PURCHASED OPTIONS 0.68%	Contracts

Gold Mining 0.68%
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $84,535)	145	97,150
Goldcorp, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $61,950)	150	69,000

Total Purchased Options		166,150
(cost $146,485)

Total Securities		22,918,705
(cost $18,704,906)

	Principal
REPURCHASE AGREEMENT 7.52%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $1,840,754,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $1,840,141)	$1,840,141	1,840,141

Total Investments 101.16%		24,758,846
(cost $20,545,047)
Other assets and liabilities, net (1.16)%		(283,850)

NET ASSETS 100%		$24,474,996

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)	September 30, 2007

COMMON STOCKS 91.97%	Shares	Value

Airlines 1.18%
China Eastern Airlines Corp., Ltd., H shares	1,500,000	$1,559,073	*

Airport Operations 0.47%
Beijing Capital International Airport Co., Ltd., H shares	300,000	622,857

Apparel 1.83%
Li Ning Co., Ltd.	700,000	2,417,721

Auto Parts & Equipment 0.40%
Xinyi Glass Holdings Co., Ltd.	400,000	526,895

Banks 2.68%
China Construction Bank Corp., H shares	1,000,000	914,605
China Merchants Bank Co., Ltd., H shares	600,000	2,635,760
		3,550,365

Casino Hotels 0.48%
NagaCorp Ltd.	2,000,000	630,318

Cellular Telecommunications 3.09%
China Mobile Ltd.	250,000	4,090,637

Chemicals - Agricultural 0.75%
Sinofert Holdings Ltd.	1,000,000	785,968
Spur Ventures, Inc.	328,000	204,464	*
		990,432

Coal 7.63%
China Coal Energy Co., H shares	1,700,000	5,051,551	*
China Shenhua Energy Co., Ltd., H shares	800,000	4,816,146
Western Canadian Coal Corp.	110,000	227,830	*
		10,095,527

Construction 4.82%
China Communications Construction Co., Ltd., H shares	600,000	1,426,320
China National Building Material Co., Ltd., H shares	800,000	2,634,473
China State Construction International Holdings Ltd.	600,000	774,906
Daewoo Engineering & Construction Co., Ltd.	54,000	1,548,842
		6,384,541

Distribution/Wholesale 1.84%
Esprit Holdings Ltd.	100,000	1,588,659
Li & Fung Ltd.	200,000	851,573
		2,440,232

Diversified Minerals 0.16%
Caledon Resources plc	124,600	91,775	*
Erdene Gold, Inc.	100,000	117,635	*
		209,410

Diversified Operations 1.90%
First Pacific Co., Ltd.	500,000	372,402
Keppel Corp., Ltd.	120,000	1,163,245
Wharf Holdings Ltd.	200,000	985,355
		2,521,002

E-Commerce/Services 0.72%
SINA Corp.	20,000	957,000	*

Electric Generation 3.30%
Harbin Power Equipment Co., Ltd., H shares	1,000,000	2,503,264
Huadian Power International Corp., Ltd., H shares	1,800,000	1,153,097
LS Industrial Systems Co., Ltd.	10,000	713,505
		4,369,866

Electronics & Components 1.50%
Hon Hai Precision Industry Co., Ltd.	264,000	1,990,011
Yageo Corp., Sponsored GDR	1	2
		1,990,013

Financial Services 4.02%
Hong Kong Exchanges & Clearing Ltd.	50,000	1,530,773
Shenyin Wanguo HK Ltd.	1,000,000	2,055,609
Singapore Exchange Ltd.	200,000	1,736,789
		5,323,171

Food & Beverages 2.01%
China Mengniu Dairy Co., Ltd.	450,000	1,947,877
CJ CheilJedang Corp.	1,850	464,926	*
CJ Corp.	3,150	242,652
		2,655,455

Gold Mining 6.80%
Kingsgate Consolidated Ltd.	2,599	12,390	*
Lihir Gold Ltd.	200,000	699,547	*
Olympus Pacific Minerals, Inc.	424,500	234,743	*
Silk Road Resources Ltd.	210,000	280,816	*
Sino Gold Ltd.	49,500	330,456	*
Zhaojin Mining Industry Co., Ltd., H shares	900,000	3,554,223
Zijin Mining Group Co., Ltd., H shares	2,500,000	3,884,819
		8,996,994

Insurance 6.16%
China Life Insurance Co., Ltd., H shares	700,000	4,016,028
Ping An Insurance Company of China Ltd., H shares	300,000	4,140,805
		8,156,833

Internet 2.08%
Asia Broadband, Inc.	500,000	0	* @
Baidu.com, Inc., Sponsored ADR	2,800	811,020	*
Tencent Holdings Ltd.	300,000	1,937,264
		2,748,284

Manufacturing 2.05%
China Infrastructure Machinery Holdings Ltd.	400,000	923,095
Peace Mark Holdings Ltd.	1,200,000	1,790,619
		2,713,714

Medical - Products 1.75%
Shandong Weigao Group Medical Polymer Co., Ltd., H shares	900,000	2,310,824

Metal - Aluminum 0.77%
Aluminum Corporation of China Ltd., H shares	200,000	573,718
Global Alumina Products Corp.	223,000	439,310	*
		1,013,028

Metal - Copper 1.38%
Continental Minerals Corp.	243,080	388,104	*
Jiangxi Copper Co., Ltd., H shares	400,000	1,299,228
Toledo Mining Corp., plc	25,400	144,732	*
		1,832,064

Non-Ferrous Metals 0.03%
Sterling Group Ventures, Inc.	510,000	40,800	*

Oil & Gas - Integrated 2.08%
China Petroleum & Chemical Corp., H shares	500,000	621,957
PetroChina Co., Ltd., ADR	11,500	2,128,765
		2,750,722

Oil & Gas Exploration & Production 3.44%
Big Sky Energy Corp.	731,250	109,687	*
Big Sky Energy Corp. (RS)	100,000	14,277	* @
CNOOC Ltd.	2,400,000	4,038,154
Green Dragon Gas Ltd.	62,949	396,579	*
		4,558,697

Paper Products 1.65%
Nine Dragons Paper Holdings Ltd.	700,000	2,188,105

Precious Metals 0.22%
Golden China Resources Corp.	52,900	69,143	*
TVI Pacific, Inc.	1,743,714	219,148	*
		288,291

Publishing 0.02%
Lingo Media, Inc.	158,500	28,685	*

Real Estate Companies 5.65%
China Vanke Co., Ltd., B shares	800,000	2,264,000
Daying Modern Agricultural Co., Ltd., B shares	1	0	*
Shimao Property Holdings Ltd.	900,000	2,738,026
Shui On Land Ltd.	1,000,000	1,218,187
Sun Hung Kai Properties Ltd.	75,000	1,263,853
		7,484,066

Retail 0.00%
China First Pencil Co., Ltd., B shares	1	2

Schools 2.58%
Capital Alliance Group, Inc.	856,032	1,583,651	*
MegaStudy Co., Ltd.	6,000	1,829,108
		3,412,759

Semiconductors 0.43%
Samsung Techwin Co., Ltd.	7,500	571,187

Shipbuilding 2.27%
Guangzhou Shipyard International Co., H shares	300,000	1,943,053	*
Samsung Heavy Industries Co., Ltd.	20,000	1,063,156
		3,006,209

Silver Mining 1.96%
Silvercorp Metals, Inc.	124,500	2,594,897

Steel 2.57%
Angang Steel Co., Ltd., H shares	500,000	1,926,330
POSCO	2,000	1,470,717
		3,397,047

Telecommunications 0.84%
VTech Holdings Ltd.	150,000	1,108,524

Transportation 7.12%
China COSCO Holdings Co., Ltd., H shares	1,800,000	5,626,556
China Shipping Development Co., Ltd., H shares	800,000	2,598,455
Cosco Corp. (Singapore) Ltd.	300,000	1,201,616
		9,426,627

Travel Services 1.34%
China Travel International Investment Hong Kong Ltd.	2,400,000	1,778,269

Total Common Stocks		121,741,143
(cost $74,187,725)

EXCHANGE-TRADED FUND 0.09%

streetTRACKS Gold Trust
(cost $95,748)	1,500	110,265	*

WARRANTS 0.00%

Metal - Copper 0.00%
Verona Development Corp., Warrants (April 2008)
(cost $0)	400,000	0	* @

Total Securities		121,851,408
(cost $74,283,473)

	Principal
REPURCHASE AGREEMENT 5.78%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $7,655,693,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $7,653,142)	$7,653,142	7,653,142

Total Investments 97.84%		129,504,550
(cost $81,936,615)
Other assets and liabilities, net 2.16%		2,865,544

NET ASSETS 100%		$132,370,094

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)	September 30, 2007

COMMON STOCKS 84.49%	Shares	Value

Aluminum 0.28%
Global Alumina Products Corp.	2,191,000	$4,316,270	*

Building Materials & Construction 1.40%
Chicago Bridge & Iron Company N.V.	330,000	14,209,800
Polaris Minerals Corp.	513,358	7,226,033	*
		21,435,833

Coal 4.90%
Bounty Industries Ltd.	22,000,000	1,621,031	* +
Caledon Resources plc	2,771,300	2,041,229	*
China Coal Energy Co., H shares	6,500,000	19,314,754
Coalcorp Mining, Inc.	1,495,661	4,887,290	*
Fording Canadian Coal Trust	430,000	16,623,266
Macarthur Coal Ltd.	1,250,000	7,545,874
NEMI Northern Energy & Mining, Inc.	914,460	505,684	*
Western Canadian Coal Corp., 144A	1,892,600	3,919,924
Western Canadian Coal Corp., 144A (RS)	1,700,000	3,521,013	* @
Yanzhou Coal Mining Co., Ltd., H shares	5,200,000	10,702,548
Yanzhou Coal Mining Co., Ltd., Sponsored ADR	40,000	4,088,800
		74,771,413

Data Processing & Software 0.01%
Stockgroup Information Systems, Inc.	154,000	144,760	*

Diamond Mining & Exploration 0.20%
Diagem, Inc.	300,400	280,889	*
Diamond Fields International Ltd.	112,000	15,202	*
Diamond Fields International Ltd., 144A	9,000,000	1,221,597	*
Diamonds North Resources Ltd.	177,000	122,793	*
Rockwell Diamonds, Inc., 144A	950,000	611,301	*
Vaaldiam Resources Ltd.	994,001	819,506	*
		3,071,288

Financial Services 1.03%
CI Financial Income Fund	215,400	5,717,434
GMP Capital Trust	422,500	9,264,755
Jovian Capital Corp.	1,038,100	782,802	*
		15,764,991

Food & Beverages 0.17%
CoolBrands International, Inc.	2,667,200	2,574,414	*

Forestry 0.74%
Sino-Forest Corp., 144A	200,000	4,520,410	*
Sino-Forest Corp., Class A	300,000	6,780,615	*
		11,301,025

General Metal & Mineral Mining 9.55%
African Copper plc	1,530,000	2,879,950	*
Altius Minerals Corp.	100,000	2,302,433	*
Baja Mining Corp.	1,654,850	3,360,946	*
Blue Pearl Mining Ltd.	260,000	5,737,985	*
Calibre Mining Corp.	807,600	294,344	*
Central African Mining & Exploration Co., plc	7,987,067	4,289,654	*
Companhia Vale do Rio Doce, ADR	590,000	20,018,700
Consolidated Thompson Iron Mines Ltd.	1,797,273	11,510,787	*
Crowflight Minerals, Inc.	1,129,000	839,996	*
Dia Bras Exploration, Inc.	1,231,800	1,238,488	*
European Nickel plc	685,782	631,399	*
Farallon Resources Ltd.	3,197,700	2,025,488	*
HudBay Minerals, Inc.	225,000	5,825,206	*
International Minerals Corp.	144,100	830,176	*
Investika Ltd.	703,600	2,959,225	* +
Jabiru Metals Ltd.	2,972,300	3,984,375	*
Jiangxi Copper Co., Ltd., H shares	2,650,000	8,607,382
JNR Resources, Inc.	1,245,300	3,580,895	*
Lundin Mining Corp.	270,375	3,455,124	*
Minefinders Corp., Ltd.	404,134	4,331,458	*
Mines Management, Inc.	262,970	967,730	*
Mirabela Nickel Ltd.	1,410,000	7,230,042	*
North American Tungsten Corp., Ltd.	245,000	371,959	*
Pacifica Resources Ltd.	500,000	286,547	*
Red Dragon Resources Corp.	3,895,000	1,840,590	* +
Revett Minerals, Inc.	4,705,200	4,304,979	* +
Rio Tinto plc, Sponsored ADR	100,000	34,340,000
Savant Explorations Ltd.	54,191	12,259	*
Sterling Group Ventures, Inc.	524,700	41,976	*
Stingray Copper, Inc.	2,175,000	1,661,975	*
Terrane Metals Corp.	2,337,000	904,630	*
Thompson Creek Metals Co., Inc.	88,800	1,959,743	*
Titanium Resources Group Ltd.	1,000,000	1,473,120	*
Toledo Mining Corp., plc	306,200	1,744,761	*
Zimasco Consolidated Enterprises Ltd. (RS)	22,000	4,840	* @
		145,849,162

Gold & Copper Mining 5.24%
Continental Minerals Corp.	1,026,227	1,639,922	*
European Minerals Corp.	1,503,250	2,267,117	*
Fortress Minerals Corp.	703,100	883,647	*
Freeport-McMoRan Copper & Gold, Inc.	300,000	31,467,000
Global Copper Corp.	1,030,000	3,168,912	*
Ivanhoe Mines Ltd.	305,200	3,964,593	* ^
Los Andes Copper Ltd.	1,750,000	809,371	*
Northern Dynasty Minerals Ltd.	1,215,000	13,559,722	*
Northern Dynasty Minerals Ltd., 144A	250,000	2,790,066	*
Northern Orion Resources, Inc.	1,596,645	10,033,211	*
Northern Peru Copper Corp.	434,800	4,559,586	*
Suramina Resources, Inc.	1,151,600	1,574,679	*
Taseko Mines Ltd.	614,000	3,210,135	*
		79,927,961

Gold Mining 2.28%
Canadian Gold Hunter Corp.	1,061,000	2,058,848	*
Century Mining Corp.	292,661	155,953	*
Chesapeake Gold Corp.	500,000	3,267,645	*
Corona Gold Ltd.	50,000	444	* @
Crystallex International Corp.	155,000	491,350	*
GBS Gold International, Inc.	618,700	1,057,500	*
Glencairn Gold Corp.	700,000	161,874	*
Gold Fields Ltd.	265,000	4,775,485
Gold Fields Ltd., Sponsored ADR	60,000	1,085,400
Kinross Gold Corp.	875	13,073	*
Medoro Resources Ltd.	830,514	509,364	*
Metallica Resources, Inc.	250,000	1,105,972	*
Nautilus Minerals, Inc.	261,500	1,020,129	*
Olympus Pacific Minerals, Inc.	375,000	207,369	*
Pacific Ridge Exploration Ltd.	125,000	20,737	*
Peak Gold Ltd.	13,965,000	9,828,575	*
Planet Exploration, Inc.	160,000	75,608	*
QGX Ltd.	382,300	1,245,377	*
Red Back Mining, Inc.	377,480	2,504,894	*
Reunion Gold Corp.	588,800	799,196	*
Rusoro Mining Ltd.	217,000	569,445	*
Rusoro Mining Ltd., 144A	433,333	1,137,140	*
Silk Road Resources Ltd.	240,000	320,933	*
TVI Pacific, Inc.	5,867,428	737,410	*
Virginia Gold Mines, Inc.	215,100	1,500,899	*
X-Cal Resources Ltd.	412,500	91,243	*
		34,741,863

Gold/Mineral Royalty Companies 0.61%
Aberdeen International, Inc.	256,250	185,502	*
Aberdeen International, Inc. (RS)	1,000,000	723,909	* @
International Royalty Corp.	1,226,350	8,446,106
		9,355,517

Independent Power Producers 1.55%
Mirant Corp.	255,000	10,373,400	*
Reliant Energy, Inc.	520,000	13,312,000	*
		23,685,400

Oil & Gas - Integrated 12.00%
ConocoPhillips	190,000	16,676,300
Marathon Oil Corp.	570,000	32,501,400
Occidental Petroleum Corp.	570,000	36,525,600
PetroChina Co., Ltd., ADR	180,000	33,319,800
Petroleo Brasileiro S.A., ADR	595,000	38,496,500
Suncor Energy, Inc.	270,000	25,598,700
		183,118,300

Oil & Gas Drilling 2.23%
Diamond Offshore Drilling, Inc.	145,000	16,427,050
Noble Corp.	275,000	13,488,750
Xtreme Coil Drilling Corp.	400,000	4,118,238	*
		34,034,038

Oil & Gas Equipment & Services 12.12%
Acergy S.A.	390,000	11,592,503
Cameron International Corp.	250,000	23,072,500	*
Core Laboratories N.V.	165,000	21,019,350	*
McDermott International, Inc.	970,000	52,457,600	*
Oceaneering International, Inc.	295,000	22,361,000	*
Petrowest Energy Services Trust	125,000	514,026
Schlumberger Ltd.	515,000	54,075,000
		185,091,979

Oil & Gas Exploration & Production - Junior 5.85%
Abraxas Petroleum Corp.	1,025,000	3,915,500	*
Bankers Petroleum Ltd.	2,600,000	1,267,846	*
Big Sky Energy Corp.	4,072,350	610,853	*
Big Sky Energy Corp. (RS)	1,400,000	199,879	* @
Birchcliff Energy Ltd.	1,868,200	8,828,212	*
Cano Petroleum, Inc.	500,000	3,710,000	*
Coastal Energy Co.	3,210,000	2,065,554	*
Coastal Energy Co., 144A	4,800,000	3,088,679	*
Energy XXI Bermuda Ltd.	419,000	2,220,700	*
Exile Resources, Inc.	2,100,000	306,153	* +
Foothills Resources, Inc.	12,000	11,640	*
Foothills Resources, Inc. (RS)	1,266,667	1,118,467	* @
Gran Tierra Energy, Inc.	3,903,675	6,245,880	*
Green Dragon Gas Ltd.	828,831	5,221,635	*
Ivory Energy, Inc.	4,553,166	3,570,751	* +
Legacy Energy LLC, 144A (RS)	2,631,580	7,236,845	@
Pacific Stratus Energy Ltd.	760,000	8,298,411	*
Pearl Exploration and Production Ltd.	750,000	2,971,044	*
Petro Rubiales Energy Corp.	3,407,500	4,282,501	*
Petro Rubiales Energy Corp. (RS)	2,661,000	3,177,094	* @
Royalite Petroleum Co., Inc.	33,000	16,830	* +
Royalite Petroleum Co., Inc. (RS)	2,233,333	933,533	* + @
Silverwing Energy, Inc.	1,149,400	277,354	*
Sound Oil plc	4,405,500	292,944	*
Tyner Resources Ltd.	850,000	119,646	*
Verona Development Corp.	658,800	149,035	*
White Nile Ltd.	13,239,000	19,231,766	*
		89,368,752

Oil & Gas Exploration & Production - Senior 6.02%
Addax Petroleum Corp.	265,000	10,452,393
CNOOC Ltd., ADR	75,000	12,482,250
Denbury Resources, Inc.	175,000	7,820,750	*
Goodrich Petroleum Corp.	394,600	12,508,820	*
Noble Energy, Inc.	360,000	25,214,400
OPTI Canada, Inc.	1,050,000	19,657,149	*
Petrobank Energy & Resources Ltd.	100,000	3,831,691	*
		91,967,453

Oil & Gas Refining & Marketing 1.58%
BA Energy, Inc. (RS)	421,100	3,387,090	* @
Sunoco, Inc.	155,000	10,970,900
Valero Energy Corp.	145,000	9,741,100
		24,099,090

Oil & Gas Royalty Trusts 1.72%
Canadian Oil Sands Trust	403,300	13,381,158
Harvest Energy Trust	230,000	6,190,529
San Juan Basin Royalty Trust	200,000	6,760,000
		26,331,687

Platinum Group Metals 3.23%
Anglo Platinum Ltd.	80,000	12,106,890
Anooraq Resources Corp.	739,000	2,281,048	*
Aquarius Platinum Ltd.	6,862	241,482
Beartooth Platinum Corp.	2,657,500	253,833	*
Eastern Platinum Ltd.	9,759,200	22,175,540	*
Lonmin plc	150,000	11,198,781
Osmium Holdings S.A. (RS)	104	10,400	* @
Platinum Group Metals Ltd.	242,700	976,071	*
		49,244,045

Potash & Agricultural Fertilizers 2.90%
Agrium, Inc.	260,000	14,138,800
Monsanto Co.	163,000	13,975,620
Potash Corporation of Saskatchewan, Inc.	150,000	15,855,000
Spur Ventures, Inc.	386,000	240,619	*
		44,210,039

Silver Mining 0.95%
Silvercorp Metals, Inc.	694,060	14,465,980

Steel Manufacturing 2.50%
Nucor Corp.	250,000	14,867,500
POSCO, ADR	80,000	14,301,600
Tenaris S.A., ADR	170,000	8,945,400
		38,114,500

Sugar/Ethanol 0.23%
Infinity Bio-Energy Ltd.	682,400	3,500,712	*

Transportation 3.44%
Burlington Northern Santa Fe Corp.	15,000	1,217,550
DryShips, Inc.	565,000	51,330,250
		52,547,800

Uranium 1.76%
Fronteer Development Group, Inc.	730,000	7,596,521	*
Paladin Resources Ltd.	1,310,000	9,061,733	*
UMC Energy plc	1,000,000	460,350	*
Uranium North Resources Corp.	34,666	18,473	*
Uranium One, Inc.	700,000	9,254,977	*
Western Prospector Group Ltd.	188,100	416,067	*
		26,808,121

Total Common Stocks		1,289,842,393
(cost $956,227,767)

PREFERRED STOCK 0.29%

Oil & Gas Exploration & Production - Junior 0.29%
Trident Resources Corp., Series B, Preferred Stock (RS)
(cost $5,000,000)	80,000	4,500,000	* @

EXCHANGE-TRADED FUND 0.90%

iShares Silver Trust
(cost $12,656,555)	99,950	13,670,162	*

WARRANTS 6.71%

Coal 0.09%
Bounty Industries Ltd., Warrants (December 2011)	5,500,000	63,474	*
Coalcorp Mining, Inc., Warrants (February 2011)	1,168,071	1,056,972	*
Coalcorp Mining, Inc., Warrants (August 2011)	886,928	263,065	*
Western Canadian Coal Corp., 144A, Warrants (June 2012) (RS)	425,000	0	* @
		1,383,511

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2008)	950,000	38,206	* @

General Metal & Mineral Mining 0.68%
Baja Mining Corp., Warrants (April 2008)	1,055,500	817,148	* @
Baja Mining Corp., Warrants (April 2009)	61,770	62,105	*
Blue Pearl Mining Ltd., Warrants (October 2011)	130,000	1,909,612	*
Breakwater Resources Ltd., Warrants (January 2009)	2,893,750	6,080,774	*
Calibre Mining Corp., Warrants (January 2008)	187,500	0	* @
Farallon Resources Ltd., Warrants (November 2008)	3,000,000	90,489	* @
Mines Management, Inc., Warrants (April 2012)	140,000	217,000	*
Red Dragon Resources Corp., Warrants (December 2007)	1,860,000	0	* @
Selwyn Resources Ltd., Warrants (March 2008)	125,000	0	* @
Stingray Copper, Inc., Warrants (April 2009)	1,000,000	125,679	*
Terrane Metals Corp., Warrants (November 2008)	606,000	0	* @
Terrane Metals Corp., Warrants (June 2012)	562,500	90,489	*
Thompson Creek Metals Co., Inc., Warrants (October 2011)	62,500	918,083	*
		10,311,379

Gold & Copper Mining 0.65%
Continental Minerals Corp., Warrants (February 2008)	356,060	0	* @
European Minerals Corp., Warrants (December 2008)	219,125	134,392	*
European Minerals Corp., Warrants (April 2010)	950,000	678,162	*
European Minerals Corp., Warrants (March 2011)	665,000	468,027	*
Los Andes Copper Ltd., Warrants (February 2008)	1,750,000	0	* @
Northern Orion Resources, Inc., Warrants (May 2008)	1,639,920	7,172,383	*
Northern Orion Resources, Inc., Warrants (February 2010)	723,643	1,520,625	*
		9,973,589

Gold Mining 2.48%
Agnico-Eagle Mines Ltd., Warrants (November 2007)	177,600	5,461,200	*
Chesapeake Gold Corp., Warrants (February 2012)	96,178	360,692	*
Glencairn Gold Corp., Warrants (November 2008)	336,700	18,619	*
Goldcorp, Inc., Warrants (June 2011)	1,463,766	18,101,956	*
IAMGOLD Corp., Warrants (August 2008)	353,540	369,678	*
Kinross Gold Corp., Warrants (October 2007)	128,590	633,512	*
Kinross Gold Corp., Warrants (December 2007)	1,409,777	517,362	*
Kinross Gold Corp., Warrants (September 2011)	109,400	263,985	*
Metallica Resources, Inc., Warrants (December 2008)	259,000	463,523	*
Peak Gold Ltd., Warrants (April 2012)	1,389,500	405,143	*
Rusoro Mining Ltd., Warrants (November 2011)	216,667	0	* @
Yamana Gold, Inc., Warrants (November 2008)	2,352,750	11,236,238	*
		37,831,908

Gold/Mineral Royalty Companies 0.00%
Aberdeen International, Inc., Warrants (July 2012) (RS)	500,000	0	* @

Oil & Gas Exploration & Production - Junior 0.50%
Bankers Petroleum Ltd., Warrants (November 2009)	3,033,600	442,260	*
Coastal Energy Co., Warrants (July 2010)	1,000,000	0	* @
Energy XXI Bermuda Ltd., Warrants (October 2009)	790,000	1,090,200	*
Exile Resources, Inc., Warrants (May 2008)	1,050,000	0	* @
Foothills Resources, Inc., Warrants (September 2011) (RS)	633,334	0	* @
Gran Tierra Energy, Inc., Warrants (June 2011)	1,550,000	852,500	* @
Ivory Energy, Inc., Warrants (February 2008)	2,499,916	0	* @
Ivory Energy, Inc., Warrants (December 2008)	650,000	0	* @
Pacific Stratus Energy Ltd., Warrants (July 2008)	748,000	5,159,139	* @
Royalite Petroleum Co., Inc., Warrants (January 2008) (RS)	675,000	0	* @
Royalite Petroleum Co., Inc., Warrants (February 2008) (RS)	441,667	0	* @
Silverwing Energy, Inc., Warrants (February 2008)	1,075,000	67,552	*
Trident Resources Corp., Warrants (March 2013) (RS)	80,000	0	* @
		7,611,651

Platinum Group Metals 0.07%
Eastern Platinum Ltd., Warrants (April 2008)	348,700	273,462	*
Eastern Platinum Ltd., Warrants (March 2009)	900,000	859,642	*
		1,133,104

Silver Mining 2.06%
Silver Wheaton Corp., Warrants (August 2009)	6,576,570	13,224,553	*
Silver Wheaton Corp., Warrants (November 2009)	4,188,920	7,749,460	*
Silver Wheaton Corp., Warrants (December 2010)	1,372,940	10,463,387	*
		31,437,400

Uranium 0.18%
Denison Mines Corp., Warrants (March 2011)	212,000	2,696,360	*

Total Warrants		102,417,108
(cost $60,333,806)

SPECIAL WARRANTS 0.01%

Platinum Group Metals 0.01%
Ivanhoe Nickel and Platinum Ltd., Special Warrants (RS)
(cost $75,000)	12,500	90,949	* @

UNITS 0.10%

Gold Mining 0.10%
Red Back Mining, Inc., Units
(cost $1,171,155)	240,000	1,592,600	*

PURCHASED OPTIONS 1.48%	Contracts

Aluminum 0.26%
Aluminum Corporation of China Ltd., Strike Price 55, Call, Expiration Feb. 2008
(premium $3,657,106)	2,000	4,000,000

Exchange-Traded Funds 0.42%
CurrencyShares Canadian Dollar Trust, Strike Price 95, Put, Expiration Dec. 2007
(premium $1,228,812)	6,298	220,430
Energy Select Sector SPDR Fund, Strike Price 75, Call, Expiration March 2008
(premium $6,234,230)	10,000	6,190,000
		6,410,430

Gold Mining 0.17%
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2008
(premium $416,503)	2,769	290,745
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $359,000)	2,031	314,805
Gold Fields Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $273,200)	400	245,600
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $897,820)	1,540	1,031,800
Goldcorp, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $647,584)	1,568	721,280
		2,604,230

Oil & Gas - Integrated 0.54%
Marathon Oil Corp., Strike Price 45, Call, Expiration Jan. 2008
(premium $400,665)	500	650,000
Suncor Energy, Inc., Strike Price 75, Call, Expiration Jan. 2008
(premium $4,029,585)	2,435	5,357,000
Suncor Energy, Inc., Strike Price 80, Call, Expiration Jan. 2008
(premium $1,917,750)	1,300	2,262,000
		8,269,000

Oil & Gas Equipment & Services 0.05%
Schlumberger Ltd., Strike Price 80, Call, Expiration Jan. 2008
(premium $288,250)	250	670,000

Transportation 0.04%
DryShips, Inc., Strike Price 65, Call, Expiration Jan. 2008
(premium $350,600)	200	600,000

Total Purchased Options		22,553,660
(cost $20,701,105)

	Principal
NOTE UNITS 0.88%	Amount

Coal 0.43%
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11	$2,999,000	2,984,005
Western Canadian Coal Corp., 7.50% , maturity 3/24/11	4,000,000	3,498,492
		6,482,497

Gold & Copper Mining 0.45%
New Gold, Inc., 10.00%, maturity 6/28/17	7,000	6,897,245	* @

Total Note Units		13,379,742
(cost $12,612,014)

RIGHTS 0.02%	Shares

Gold Mining 0.02%
Chesapeake Gold Corp., Series 1, Class A, Rights (RS)
(cost $313,946)	20,135	335,448	* @

Total Securities		1,448,382,062
(cost $1,069,091,348)

	Principal
REPURCHASE AGREEMENT 2.64%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $40,362,678, collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $40,349,228)	$40,349,228	40,349,228

Total Investments 97.52%		1,488,731,290
(cost $1,109,440,576)
Other assets and liabilities, net 2.48%		37,824,472

NET ASSETS 100%		$1,526,555,762

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Ivanhoe Mines Ltd., Strike Price 12.50, Expiration Jan. 2008
(premiums received $274,316)	114,000	$296,400

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)	September 30, 2007

COMMON STOCKS 63.02%	Shares	Value

Data Processing & Software 0.10%
Stockgroup Information Systems, Inc.	986,000	$1,011,180	*

Diamond Mining & Exploration 1.23%
Aber Diamond Corp.	87,000	3,409,672
Diagem, Inc.	335,850	314,036	*
Diamond Fields International Ltd.	1,812,000	245,948	*
Diamonds North Resources Ltd.	2,853,400	1,979,535	*
Metalex Ventures Ltd.	136,000	52,644	*
Rockwell Diamonds, Inc.	98,800	63,575	*
Rockwell Diamonds, Inc., 144A	2,575,000	1,656,948	*
Shore Gold, Inc.	1,075,500	3,265,644	*
Tahera Diamond Corp.	175,000	61,583	*
Vaaldiam Resources Ltd.	1,122,999	925,859	*
		11,975,444

Financial Services 1.10%
CI Financial Income Fund	70,400	1,868,651
GMP Capital Trust	339,500	7,444,696
Jovian Capital Corp.	1,940,100	1,462,975	*
		10,776,322

Gold/Mineral Exploration & Development 18.58%
African Gold Group, Inc.	518,900	495,631	*
Africo Resources Ltd.	20,228	43,726	*
Alexis Minerals Corp.	74,000	69,938	*
Amarc Resources Ltd.	666,545	402,098	*
Amerix Precious Metals Corp.	615,275	129,909	*
Andean Resources Ltd.	2,100,098	1,994,867	*
Andina Minerals, Inc.	439,600	1,546,954	*
Arizona Star Resources Corp.	691,900	9,565,277	*
Atikwa Minerals Corp.	2,824,333	255,570	* +
AuEx Ventures, Inc.	86,100	167,075	*
Aura Minerals, Inc.	650,000	999,899	*
Aurelian Resources, Inc.	404,200	3,015,447	*
Bendigo Mining NL	1,500,000	399,487	*
Brazauro Resources Corp.	1,352,000	965,132	*
Canadian Gold Hunter Corp.	880,400	1,708,397	*
Candente Resource Corp.	286,500	535,783	*
Carnavale Resources Ltd.	1,206,000	1,927,128	*
Carnavale Resources Ltd. (RS)	1,142,857	1,607,081	* @
Carpathian Gold, Inc.	1,025,300	876,237	*
Central African Gold plc	590,000	488,892	*
Central African Mining & Exploration Co., plc	1,251,300	672,042	*
Chesapeake Gold Corp.	1,075,449	7,028,372	*
Continental Minerals Corp.	748,946	1,197,289	*
Continental Precious Minerals, Inc.	175,000	406,445	*
Coral Gold Resources Ltd.	205,500	183,888	*
Corona Gold Ltd.	812,500	7,213	* @
Corriente Resources, Inc., Class A	594,000	2,980,153	*
Dumont Nickel, Inc.	2,211,500	200,116	*
Eastmain Resources, Inc.	583,000	404,454	*
ECU Silver Mining, Inc.	1,083,300	2,570,469	*
Entree Gold, Inc.	1,000,000	2,513,573	*
Erdene Gold, Inc.	670,700	788,979	*
European Minerals Corp.	2,547,300	3,841,695	*
EXMIN Resources, Inc.	1,104,000	460,647	*
EXMIN Resources, Inc., 144A	1,000,000	417,253	*
Farallon Resources Ltd.	2,300,500	1,457,184	*
First Point Minerals Corp.	1,969,000	336,547	*
Fortress Minerals Corp.	517,300	650,136	*
Frontier Pacific Mining Corp.	1,436,500	837,694	*
Gabriel Resources Ltd.	1,228,800	3,113,388	*
Gold Summit Corp.	353,000	55,012	*
Golden Odyssey Mining, Inc.	1,696,500	289,971	*
Grandview Gold, Inc.	1,388,000	948,964	*
Great Basin Gold Ltd.	2,186,000	6,615,584	*
Greystar Resources Ltd.	381,900	2,649,417	*
Guyana Goldfields, Inc.	128,000	1,274,080	*
Inca Pacific Resources, Inc.	216,700	337,709	*
International Minerals Corp.	1,020,100	5,876,908	*
Ivanhoe Mines Ltd.	736,900	9,572,439	* ^
KazakhGold Group Ltd., GDR	1,818	38,178	*
Kings Minerals NL	11,650,000	7,187,889	*
Lake Shore Gold Corp.	622,000	1,188,216	*
Latitude Resources plc	2,940,000	225,571	*
Laurion Mineral Exploration, Inc.	179,000	17,997	*
Leyshon Resources Ltd.	2,270,000	1,277,215	*
Linear Gold Corp.	1,104,700	3,243,237	*
Marengo Mining Ltd.	1,100,000	351,549	*
Medoro Resources Ltd.	630,442	386,658	*
Metallic Ventures Gold, Inc.	1,336,300	2,552,755	*
Mindoro Resources Ltd.	1,580,000	1,112,005	*
Mindoro Resources Ltd., 144A (RS)	1,500,000	1,002,916	* @
Minefinders Corp., Ltd.	859,766	9,214,866	*
Mirasol Resources Ltd.	185,000	137,643	*
Moss Lake Gold Mines Ltd.	3,022,500	911,673	* +
Moto Goldmines Ltd.	475,000	1,413,634	*
Moydow Mines International, Inc.	400,000	108,586	*
Nautilus Minerals, Inc.	181,900	709,604	*
New Gold, Inc.	105,000	648,989	*
Northern Dynasty Minerals Ltd.	866,150	9,666,464	*
Northern Dynasty Minerals Ltd., 144A	250,000	2,790,066	*
OceanaGold Corp.	296,000	996,984	*
Odyssey Resources Ltd.	2,819,000	212,573	*
Olympus Pacific Minerals, Inc.	1,490,000	823,949	*
Oxus Gold plc	200,000	213,807	*
Pacific North West Capital Corp.	1,644,466	793,629	*
Pacific Rim Mining Corp.	5,142,600	5,913,713	*
Paragon Minerals Corp.	54,650	16,759	*
Planet Exploration, Inc.	896,000	423,407	*
Platte River Gold U.S., Inc. (RS)	948,500	2,845,500	* @
Premier Gold Mines Ltd.	381,900	898,498	*
Q2 Gold Resources, Inc. (RS)	201,333	0	* @
QGX Ltd.	957,200	3,118,166	*
Radius Gold, Inc.	1,623,700	979,509	*
Reunion Gold Corp.	2,035,500	2,762,844	*
Romarco Minerals, Inc.	13,615,206	3,422,282	* +
Rubicon Minerals Corp.	169,600	300,117	*
San Anton Resource Corp.	1,215,800	1,625,793	*
Simberi Mining Corp.	106,000	7,460	*
Solitario Resources Corp.	870,900	4,281,823	*
Southwestern Resources Corp.	27,000	27,147	*
St. Andrew Goldfields Ltd.	822,549	570,640	*
Staccato Gold Resources Ltd.	21,500	7,566	*
Staccato Gold Resources Ltd. (RS)	3,000,000	1,002,916	* @
Stratagold Corp.	2,599,400	1,280,621	*
Strongbow Exploration, Inc.	803,500	387,774	*
Sunridge Gold Corp.	106,000	159,863	*
Terrane Metals Corp.	3,607,000	1,396,235	*
US Gold Corp.	1,487,406	9,302,707	*
Verena Minerals Corp.	1,691,500	799,322	*
VG Gold Corp.	5,518,510	1,886,481	* +
Victoria Resources Corp.	255,000	197,416	*
Virginia Gold Mines, Inc.	493,800	3,445,578	*
Wesdome Gold Mines Ltd.	389,500	665,745	*
West Timmins Mining, Inc.	682,000	651,418	*
X-Cal Resources Ltd.	4,335,500	958,989	*
		181,445,091

Gold/Mineral Royalty Companies 1.42%
Aberdeen International, Inc.	2,283,500	1,653,046	* +
International Royalty Corp.	631,450	4,348,917
Royal Gold, Inc.	240,500	7,876,375
		13,878,338

Intermediate & Junior Gold Producers 19.03%
Agnico-Eagle Mines Ltd.	30,000	1,494,000
Aurizon Mines Ltd.	407,100	1,661,800	*
Avnel Gold Mining Ltd.	19,900	11,505	*
Century Mining Corp.	2,904,559	1,547,775	*
Crystallex International Corp.	841,435	2,663,348	*
DRDGOLD Ltd., Sponsored ADR	2,500	20,100	*
Eldorado Gold Corp.	324,000	2,000,161	*
Emperor Mines Ltd.	1,030,000	67,664	*
GBS Gold International, Inc.	1,691,050	2,890,393	*
Glencairn Gold Corp.	3,223,000	745,315	*
Golden China Resources Corp.	619,000	809,069	*
Golden China Resources Corp., 144A	900,000	1,176,352	*
High River Gold Mines Ltd.	1,929,900	5,859,942	*
IAMGOLD Corp.	1	9
Jaguar Mining, Inc.	1,307,277	11,645,359	*
Kingsgate Consolidated Ltd.	347,776	1,657,924
Meridian Gold, Inc.	986,280	32,659,851	*
Metallica Resources, Inc.	499,900	2,211,502	*
Nevsun Resources Ltd.	100,000	174,945	*
Northern Orion Resources, Inc.	6,077,760	38,192,238	*
Peak Gold Ltd.	11,505,500	8,097,577	*
Perseverance Corp., Ltd.	528,887	75,123	*
Randgold Resources Ltd., ADR	1,549,634	51,509,834
Red Back Mining, Inc.	692,100	4,592,660	*
Resolute Mining Ltd.	1,250,000	2,197,181	*
Rusoro Mining Ltd.	281,000	737,392	*
Rusoro Mining Ltd., 144A	1,120,000	2,939,071	*
Sino Gold Ltd.	990,700	6,613,794	*
TVI Pacific, Inc.	12,635,856	1,588,058	*
		185,839,942

Metal & Mineral Mining & Exploration 8.25%
Amerigo Resources Ltd.	1,735,200	4,483,676
AMT International Mining Corp.	1,000,000	17,092	* @
Baja Mining Corp.	856,967	1,740,472	*
Blue Pearl Mining Ltd.	200,000	4,413,835	*
Breakwater Resources Ltd.	450,000	1,366,378	*
Caledon Resources plc	2,945,600	2,169,611	*
Calibre Mining Corp.	2,343,200	854,022	*
Coalcorp Mining, Inc.	61,071	199,558	*
Dia Bras Exploration, Inc.	1,293,800	1,300,824	*
European Nickel plc	337,927	311,129	*
Herald Resources Ltd.	500,000	554,844	*
HudBay Minerals, Inc.	47,000	1,216,821	*
Impact Silver Corp.	13,000	21,044	*
Investika Ltd.	268,400	1,162,653	*
Jabiru Metals Ltd.	1,943,700	2,605,535	*
JNR Resources, Inc.	417,500	1,200,533	*
Linear Metals Corp.	784,910	978,573	*
Lundin Mining Corp.	544,625	6,959,766	*
Mines Management, Inc.	854,930	3,145,235	*
New Pacific Metals Corp.	571,900	1,178,760	*
North American Tungsten Corp., Ltd.	1,197,000	1,817,283	*
North Arrow Minerals, Inc.	154,000	41,806	*
Paladin Resources Ltd.	50,000	343,559	*
Red Hill Energy, Inc.	165,000	122,763	*
Revett Minerals, Inc.	2,655,500	2,429,625	*
Silvercorp Metals, Inc.	1,375,040	28,659,340
Stingray Copper, Inc.	477,200	364,641	*
Suramina Resources, Inc.	1,159,500	1,585,482	*
Taseko Mines Ltd.	366,000	1,913,533	*
Toledo Mining Corp., plc	292,900	1,668,976	*
Tyler Resources, Inc.	3,724,500	2,920,883	*
Uranium North Resources Corp.	479,201	255,355	*
Wallbridge Mining Co., Ltd.	1,361,500	616,001	*
Western Copper Corp.	45,900	73,839	*
Western Prospector Group Ltd.	800,000	1,769,556	*
Zimasco Consolidated Enterprises Ltd. (RS)	192,500	42,350	* @
		80,505,353

Oil & Gas Exploration & Production - Junior 0.05%
Big Sky Energy Corp.	2,514,250	377,138	*
Big Sky Energy Corp. (RS)	500,000	71,385	* @
		448,523

Oil & Gas Extraction 0.48%
Pacific Stratus Energy Ltd.	431,000	4,706,073	*

Platinum Group Metals 6.15%
Anooraq Resources Corp.	3,259,400	10,065,548	*
Aquarius Platinum Ltd.	110,045	3,957,356
Beartooth Platinum Corp.	4,668,500	445,915	*
Eastern Platinum Ltd.	17,527,425	39,827,047	*
Osmium Holdings S.A. (RS)	891	89,100	* @
Platinum Group Metals Ltd.	484,400	1,948,120	*
Ridge Mining plc	1,603,000	3,722,503	*
		60,055,589

Senior Gold Producers 6.63%
Barrick Gold Corp.	94,574	3,809,441
Freeport-McMoRan Copper & Gold, Inc.	152,500	15,995,725	^
Gold Fields Ltd.	240,000	4,324,968
Gold Fields Ltd., Sponsored ADR	1,071,980	19,392,118
Goldcorp, Inc.	2,101	64,207
Harmony Gold Mining Co., Ltd., Sponsored ADR	129,900	1,547,109	*
Kinross Gold Corp.	76,250	1,139,227	*
Lihir Gold Ltd.	1,133,000	3,962,933	*
Lihir Gold Ltd., Sponsored ADR	32,000	1,152,960
Newmont Mining Corp.	100,000	4,473,000
Polyus Gold Co., ADR	200,162	8,827,144	*
		64,688,832

Total Common Stocks		615,330,687
(cost $416,798,282)

EXCHANGE-TRADED FUNDS 3.77%

DPF India Opportunities Fund	200,000	1,801,729	*
iShares Silver Trust	80,300	10,982,631	*
Market Vectors Gold Miners ETF	38,600	1,750,510
Sprott Molybdenum Participation Corp.	2,000	10,155	*
streetTRACKS Gold Trust	303,360	22,299,994	*

Total Exchange-Traded Funds		36,845,019
(cost $32,570,793)

WARRANTS 26.02%

Diamond Mining & Exploration 0.01%
Rockwell Diamonds, Inc., Warrants (November 2008)	2,575,000	103,559	* @
SouthernEra Diamonds, Inc., Warrants (November 2008)	100,000	1,508	*
		105,067

Gold/Mineral Exploration & Development 1.03%
Chesapeake Gold Corp., Warrants (February 2012)	277,474	1,040,597	*
European Minerals Corp., Warrants (December 2008)	2,492,700	1,528,803	*
European Minerals Corp., Warrants (April 2010)	2,306,000	1,646,149	*
European Minerals Corp., Warrants (March 2011)	3,639,500	2,561,482	*
Grandview Gold, Inc., Warrants (July 2009)	350,000	0	* @
Great Basin Gold Ltd., Warrants (April 2009)	468,000	362,317	*
Metallic Ventures Gold, Inc., Warrants (March 2009)	691,500	95,598	*
Mindoro Resources Ltd., Warrants (January 2009)	750,000	0	* @
Mindoro Resources Ltd., 144A, Warrants (May 2009) (RS)	750,000	0	* @
NovaGold Resources, Inc., Warrants (January 2008)	86,200	437,674	*
NovaGold Resources, Inc., Warrants (October 2008)	216,300	2,076,880	*
Platte River Gold U.S., Inc., Warrants (November 2008) (RS)	87,500	0	* @
Platte River Gold U.S., Inc., Warrants (March 2009) (RS)	195,000	195,000	* @
San Anton Resource Corp., Warrants (December 2007)	520,000	67,967	* @
Staccato Gold Resources Ltd., 144A, Warrants (August 2009) (RS)	3,000,000	0	* @
Terrane Metals Corp., Warrants (July 2008)	200,000	0	* @
Terrane Metals Corp., Warrants (November 2008)	475,500	0	* @
Terrane Metals Corp., Warrants (June 2012)	150,000	24,130	*
US Gold Corp., Warrants (February 2011)	13,000	28,102	*
		10,064,699

Gold/Mineral Royalty Company 0.00%
Aberdeen International, Inc., Warrants (December 2007)	1,000,000	0	* @

Intermediate & Junior Gold Producers 10.20%
Agnico-Eagle Mines Ltd., Warrants (November 2007)	1,024,420	31,499,758	*
Avnel Gold Mining Ltd., Warrants (June 2010)	14,000	4,223	*
Glencairn Gold Corp., Warrants (November 2008)	1,471,800	81,388	*
Golden China Resources Corp., 144A, Warrants (December 2007)	900,000	45,244	* @
IAMGOLD Corp., Warrants (August 2008)	3,460,065	3,618,005	*
Metallica Resources, Inc., Warrants (December 2008)	1,992,800	3,566,443	*
Nevsun Resources Ltd., Warrants (June 2008)	316,680	78,804	*
Nevsun Resources Ltd., Warrants (October 2008)	39,600	16,722	*
Northern Orion Resources, Inc., Warrants (May 2008)	6,308,490	27,590,923	*
Northern Orion Resources, Inc., Warrants (February 2010)	3,709,563	7,795,080	*
Peak Gold Ltd., Warrants (April 2012)	4,078,500	1,189,187	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)	750,000	791,776	*
Rusoro Mining Ltd., Warrants (November 2011)	600,000	0	* @
Yamana Gold, Inc., Warrants (November 2008)	4,876,920	23,291,142	*
		99,568,695

Metal & Mineral Mining & Exploration 6.63%
Baja Mining Corp., Warrants (April 2008)	527,750	408,574	* @
Baja Mining Corp., Warrants (April 2009)	1,079,890	1,085,753	*
Blue Pearl Mining Ltd., Warrants (October 2011)	100,000	1,468,932	*
Breakwater Resources Ltd., Warrants (January 2009)	719,150	1,511,184	*
Calibre Mining Corp., Warrants (January 2008)	200,000	0	* @
Coalcorp Mining, Inc., Warrants (February 2011)	54,714	49,510	*
Denison Mines Corp., Warrants (March 2011)	107,945	1,372,918	*
Minco Silver Corp., Warrants (May 2008)	12,500	4,147	*
Mines Management, Inc., Warrants (April 2012)	452,200	700,910	*
Silver Wheaton Corp., Warrants (August 2009)	11,984,040	24,098,210	*
Silver Wheaton Corp., Warrants (November 2009)	6,533,200	12,086,354	*
Silver Wheaton Corp., Warrants (December 2010)	2,785,120	21,225,829	*
Thompson Creek Metals Co., Inc., Warrants (October 2011)	49,600	728,590	*
		64,740,911

Oil & Gas Exploration & Production - Junior 0.00%
Bankers Petroleum Ltd., Warrants (November 2009)	12,500	1,822	*

Platinum Group Metals 0.18%
Eastern Platinum Ltd., Warrants (April 2008)	1,347,000	1,056,364	*
Eastern Platinum Ltd., Warrants (March 2009)	717,500	685,326	*
		1,741,690

Senior Gold Producers 7.97%
Goldcorp, Inc., Warrants (June 2011)	4,265,868	52,749,352	*
Kinross Gold Corp., Warrants (October 2007)	4,297,820	21,173,656	*
Kinross Gold Corp., Warrants (December 2007)	2,203,811	808,758	*
Kinross Gold Corp., Warrants (September 2011)	1,261,920	3,045,051	*
		77,776,817

Total Warrants		253,999,701
(cost $176,339,312)

SPECIAL WARRANTS 0.08%

Gold/Mineral Exploration & Development 0.08%
Ivanhoe Nickel and Platinum Ltd., Special Warrants (RS)	112,500	818,539	* @
Western Exploration & Development Ltd., 144A, Special Warrants (RS)	600,000	0	* @

Total Special Warrants		818,539
(cost $975,000)

UNITS 0.30%

Gold/Mineral Exploration & Development 0.30%
Hainan Mining Corp., Units (RS)
(cost $1,719,056)	2,018,700	2,948,114	* @

PURCHASED OPTIONS 1.41%	Contracts

Exchange-Traded Funds 0.02%
CurrencyShares Canadian Dollar Trust, Strike Price 95, Put, Expiration Dec. 2007
(premium $774,743)	3,974	139,090

Gold/Mineral Exploration & Development 0.01%
Gammon Gold, Inc., Strike Price 10, Put, Expiration Dec. 2007
(premium $124,350)	1,000	72,500

Intermediate & Junior Gold Producers 0.07%
Agnico-Eagle Mines Ltd., Strike Price 30, Put, Expiration Jan. 2008
(premium $156,880)	640	12,800
Agnico-Eagle Mines Ltd., Strike Price 35, Put, Expiration Jan. 2008
(premium $222,880)	560	28,000
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2008
(premium $449,378)	2,977	312,585
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $403,978)	2,264	350,920
Crystallex International Corp., Strike Price 5, Call, Expiration Jan. 2008
(premium $20,859)	273	8,190
		712,495

Metal & Mineral Mining & Exploration 0.00%
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2009
(premium $7,020)	45	8,550

Senior Gold Producers 1.31%
Barrick Gold Corp., Strike Price 37.50, Call, Expiration April 2008
(premium $2,060,350)	4,450	2,803,500
Barrick Gold Corp., Strike Price 40, Call, Expiration Jan. 2009
(premium $1,895,504)	3,400	2,414,000
Gold Fields Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $1,336,971)	1,911	1,173,354
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $2,842,952)	4,430	2,968,100
Goldcorp, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $873,919)	2,113	971,980
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $387,099)	1,005	110,550
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call, Expiration Jan. 2008
(premium $191,287)	1,252	18,780
Newmont Mining Corp., Strike Price 50, Call, Expiration Jan. 2008
(premium $2,048,995)	3,024	453,600
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 160, Put,
Expiration Dec. 2007 (premium $2,179,075)	2,525	1,868,500
		12,782,364

Total Purchased Options		13,714,999
(cost $15,976,240)

	Principal
NOTE UNITS 0.30%	Amount

Gold/Mineral Exploration & Development 0.30%
New Gold, Inc., 10.00%, maturity 6/28/17
(cost $2,802,691)	$3,000	2,955,962	* @

RIGHTS 0.10%	Shares

Gold/Mineral Exploration & Development 0.10%
Chesapeake Gold Corp., Series 1, Class A, Rights (RS)
(cost $851,017)	57,279	954,266	* @

Total Securities		927,567,287
(cost $648,032,391)

	Principal
REPURCHASE AGREEMENT 5.55%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $54,195,943, collateralized by U.S. Treasury securities held in a joint tri-party account
(cost $54,177,884)	$54,177,884	54,177,884

Total Investments 100.55%		981,745,171
(cost $702,210,275)
Other assets and liabilities, net (0.55)%		(5,405,944)

NET ASSETS 100%		$976,339,227

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 85, Expiration Oct. 2007	97,500	$2,023,125
Ivanhoe Mines Ltd., Strike Price 12.50, Expiration Jan. 2008	298,300	775,580

Total Call Options Written		$2,798,705
(premiums received $1,465,071)

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)	September 30, 2007

COMMON STOCKS 51.18%	Shares	Value

Diamond Mining & Exploration 0.47%
Aber Diamond Corp.	22,000	$862,216
Diamond Fields International Ltd.	108,000	14,659	*
		876,875

Financial Services 0.59%
GMP Capital Trust	50,200	1,100,806

Gold Mining 45.92%
Agnico-Eagle Mines Ltd.	50,000	2,490,000
AngloGold Ashanti Ltd., Sponsored ADR	18,000	844,020
Barrick Gold Corp.	27,429	1,104,840
Centerra Gold, Inc.	113,700	1,028,856	*
Century Mining Corp.	509,512	271,507	*
Crystallex International Corp.	74,565	234,843	*
DRDGOLD Ltd., Sponsored ADR	10,000	80,400	*
Eldorado Gold Corp.	163,100	1,006,871	*
Freeport-McMoRan Copper & Gold, Inc.	77,500	8,128,975	^
GBS Gold International, Inc.	127,600	218,098	*
Glencairn Gold Corp.	177,000	40,931	*
Gold Fields Ltd.	95,000	1,711,966
Gold Fields Ltd., Sponsored ADR	427,620	7,735,646
Goldcorp, Inc.	5,523	168,783
Harmony Gold Mining Co., Ltd., Sponsored ADR	217,600	2,591,616	*
Hecla Mining Co.	90,000	805,500	*
High River Gold Mines Ltd.	1,155,900	3,509,771	*
IAMGOLD Corp.	185,000	1,608,938
Ivanhoe Mines Ltd.	134,100	1,741,979	* ^
Jaguar Mining, Inc.	228,759	2,037,809	*
Kingsgate Consolidated Ltd.	199,625	951,656
Kinross Gold Corp.	7,875	117,658	*
Lihir Gold Ltd.	667,000	2,332,989	*
Lihir Gold Ltd., Sponsored ADR	11,000	396,330
Meridian Gold, Inc.	248,920	8,245,024	*
Newcrest Mining Ltd.	135,000	3,355,695
Newmont Mining Corp.	65,000	2,907,450
Northern Orion Resources, Inc.	1,489,895	9,362,401	*
Peak Gold Ltd.	2,026,000	1,425,900	*
Polyus Gold Co., ADR	67,500	2,976,750	*
Randgold Resources Ltd., ADR	362,300	12,042,852
Red Back Mining, Inc.	45,600	302,594	*
Sino Gold Ltd.	297,300	1,984,739	*
Troy Resources NL	590,000	1,702,260
		85,465,647

Gold Royalty Companies 2.25%
Aberdeen International, Inc.	2,250	1,629	*
Royal Gold, Inc.	127,500	4,175,625
		4,177,254

Metal & Mineral Mining 1.95%
Eastern Platinum Ltd.	1,338,250	3,040,866	*
Lundin Mining Corp.	46,290	591,540	*
		3,632,406

Total Common Stocks		95,252,988
(cost $70,347,744)

EXCHANGE-TRADED FUNDS 6.09%

iShares Silver Trust	3,800	519,726	*
Market Vectors Gold Miners ETF	9,400	426,290
streetTRACKS Gold Trust	141,340	10,389,903	*

Total Exchange-Traded Funds		11,335,919
(cost $9,664,087)

WARRANTS 30.12%

Gold Mining 26.68%
Agnico-Eagle Mines Ltd., Warrants (November 2007)	318,380	9,790,185	*
Glencairn Gold Corp., Warrants (November 2008)	88,500	4,894	*
Goldcorp, Inc., Warrants (June 2011)	1,065,334	13,174,752	*
IAMGOLD Corp., Warrants (August 2008)	698,895	730,797	*
Kinross Gold Corp., Warrants (October 2007)	2,065,890	10,177,821	*
Kinross Gold Corp., Warrants (December 2007)	1,277,789	468,925	*
Kinross Gold Corp., Warrants (September 2011)	499,080	1,204,295	*
Nevsun Resources Ltd., Warrants (June 2008)	64,320	16,006	*
Nevsun Resources Ltd., Warrants (October 2008)	4,600	1,943	*
Northern Orion Resources, Inc., Warrants (May 2008)	1,697,460	7,424,041	*
Northern Orion Resources, Inc., Warrants (February 2010)	533,031	1,120,083	*
Peak Gold Ltd., Warrants (April 2012)	1,013,000	295,365	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)	150,000	158,355	*
Yamana Gold, Inc., Warrants (November 2008)	1,067,450	5,097,916	*
		49,665,378

Metal & Mineral Mining 3.44%
Eastern Platinum Ltd., Warrants (April 2008)	22,000	17,253	*
Silver Wheaton Corp., Warrants (August 2009)	1,510,290	3,036,980	*
Silver Wheaton Corp., Warrants (November 2009)	663,080	1,226,691	*
Silver Wheaton Corp., Warrants (December 2010)	278,640	2,123,559	*
		6,404,483

Total Warrants		56,069,861
(cost $35,398,860)

UNITS 0.21%

Gold Mining 0.21%
Red Back Mining, Inc., Units
(cost $292,788)	60,000	398,150	*

PURCHASED OPTIONS 2.90%	Contracts

Exchange-Traded Fund 0.01%
CurrencyShares Canadian Dollar Trust, Strike Price 95, Put, Expiration Dec. 2007
(premium $129,089)	662	23,170

Gold Mining 2.89%
Agnico-Eagle Mines Ltd., Strike Price 30, Put, Expiration Jan. 2008
(premium $39,280)	160	3,200
Agnico-Eagle Mines Ltd., Strike Price 35, Put, Expiration Jan. 2008
(premium $55,720)	140	7,000
AngloGold Ashanti Ltd., Strike Price 50, Call, Expiration Jan. 2010
(premium $166,140)	180	180,000
Barrick Gold Corp., Strike Price 37.50, Call, Expiration April 2008
(premium $393,550)	850	535,500
Barrick Gold Corp., Strike Price 40, Call, Expiration Jan. 2009
(premium $1,177,076)	2,125	1,508,750
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2008
(premium $96,464)	644	67,620
Crystallex International Corp., Strike Price 2.50, Call, Expiration Jan. 2009
(premium $7,770)	45	6,975
Crystallex International Corp., Strike Price 5, Call, Expiration Jan. 2008
(premium $1,691)	27	810
Gold Fields Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $393,707)	614	376,996
Goldcorp, Inc., Strike Price 30, Call, Expiration Jan. 2009
(premium $1,019,320)	1,600	1,072,000
Goldcorp, Inc., Strike Price 35, Call, Expiration Jan. 2009
(premium $335,356)	812	373,520
Harmony Gold Mining Co., Ltd., Strike Price 12.50, Call, Expiration Jan. 2008
(premium $720,839)	1,616	177,760
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call, Expiration Jan. 2008
(premium $501,822)	2,228	33,420
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2009
(premium $379,740)	2,400	456,000
Newmont Mining Corp., Strike Price 50, Call, Expiration Jan. 2008
(premium $801,658)	1,391	208,650
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 160, Put,
Expiration Dec. 2007 (premium $431,500)	500	370,000
		5,378,201

Total Purchased Options		5,401,371
(cost $6,650,722)

Total Securities		168,458,289
(cost $122,354,201)

	Principal
REPURCHASE AGREEMENT 11.24%	Amount

Joint Tri-Party Repurchase Agreement, Morgan Stanley Dean Witter,
09/28/07, 4.00%, due 10/01/07, repurchase price $20,927,081, collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $20,920,108)	$20,920,108	20,920,108

Total Investments 101.74%		189,378,397
(cost $143,274,309)
Other assets and liabilities, net (1.74)%		(3,249,470)

NET ASSETS 100%		$186,128,927

	Shares Subject
CALL OPTIONS WRITTEN	To Call	Value

Freeport-McMoRan Copper & Gold, Inc., Strike Price 85, Expiration Oct. 2007	52,500	$1,089,375
Ivanhoe Mines Ltd., Strike Price 12.50, Expiration Jan. 2008	87,700	228,020

Total Call Options Written		$1,317,395
(premiums received $613,466)

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) September 30, 2007

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
S/R Subscription Receipt	^ Security or portion of security segregated as
GDR Global Depositary Receipt	collateral for written options
VR Variable Rate

@           Security was fair valued at September 30, 2007, by the Adviser in accordance with valuation procedures approved by the Board of Trustees.  Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at September 30, 2007, were 0.01% of China Region Opportunity, 2.56% of Global Resources and 1.56% of World Precious Minerals.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments.  Rates shown are current rates at September 30, 2007.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers.  Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value.  An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2007 were:

Morgan Stanley Dean Witter repurchase agreement, 09/28/07, 4.00%, due 10/01/07:
Total principal amount: $211,346,755; Total repurchase price: $211,417,204
Collateral:
$435,573,000 U.S. Treasury STRIP, 8.00%, 11/15/21
(total collateral market value, including accrued interest, of $215,573,789)

UBS Financial Services, Inc. repurchase agreement, 09/28/07, 3.850%, due 10/01/07:
Total principal amount: $28,000,000; Total repurchase price: $28,008,983
Collateral:
$20,001,000 U.S. Treasury Bills, Zero Coupons, maturity date range 10/04/07 – 01/31/08
$8,740,000 U.S. Treasury Note, 4.125%, 08/31/12
                      (total collateral market value, including accrued interest, of $28,560,679)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements.  Each owns an undivided interest in the accounts.

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2007.

		Shares of Affiliated Companies
	June 30, 2007	Additions	Reductions	September 30, 2007
Global Resources Fund
Bounty Industries Ltd.	22,000,000	-	-	22,000,000
Exile Resources, Inc.	2,100,000	-	-	2,100,000
Investika Ltd.	706,500	2,600	(5,500)	703,600
Ivory Energy, Inc.	4,753,166	-	(200,000)	4,553,166
Red Dragon Resources Corp.	3,895,000	-	-	3,895,000
Revett Minerals, Inc.	4,705,200	-	-	4,705,200
Royalite Petroleum Co., Inc.	2,246,333	20,000	-	2,266,333

At September 30, 2007, the value of investments in affiliated companies was $15,553,092 representing 1.02% of net assets, and the total cost was $16,729,643.  Net realized gains on transactions were $49,428, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2007	Additions	Reductions	September 30, 2007
World Precious Minerals Fund
Aberdeen International, Inc.	2,260,500	23,000	-	2,283,500
Atikwa Minerals Corp.	2,784,333	40,000	-	2,824,333
Chesapeake Gold Corp.	1,027,749	47,700	-	1,075,449	(a)
Diamonds North Resources Ltd.	2,851,400	2,000	-	2,853,400	(a)
Grandview Gold, Inc.	1,388,000	-	-	1,388,000	(a)
Moss Lake Gold Mines Ltd.	2,998,500	24,000	-	3,022,500
Romarco Minerals, Inc.	7,896,853	5,728,353	(10,000)	13,615,206
VG Gold Corp. (formerly Vedron Gold, Inc.)	5,325,010	193,500	-	5,518,510

At September 30, 2007, the value of investments in affiliated companies was $8,129,052 representing 0.83% of net assets, and the total cost was $6,755,404.  Net realized losses on transactions were $1,204, and there was no income earned for the period.

(a) At September 30, 2007, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Big Sky Energy Corp.	03/01/05	$0.50

At September 30, 2007, the total cost of restricted securities was $50,000, and the total value was $14,277, representing 0.01% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Aberdeen International, Inc.	06/06/07	$0.76
Aberdeen International, Inc., Warrants (June 2012)	06/06/07	$0.00
BA Energy, Inc.	08/11/06	$8.48
Big Sky Energy Corp.	03/01/05-08/15/05	$0.64
Chesapeake Gold Corp., Series 1, Class A, Rights	02/26/07-07/17/07	$15.59
Foothills Resources, Inc.	09/07/06	$2.25
Foothills Resources, Inc., Warrants (September 2011)	09/07/06	$0.00
Ivanhoe Nickel and Platinum Ltd., Special Warrants	07/09/03	$6.00
Legacy Energy LLC, 144A	02/27/06	$1.90
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Petro Rubiales Energy Corp.	08/24/07	$0.87
Royalite Petroleum Co., Inc.	08/10/06-09/28/06	$0.79
Royalite Petroleum Co., Inc., Warrants (January 2008)	08/10/06	$0.43
Royalite Petroleum Co., Inc., Warrants (February 2008)	09/28/06	$0.67
Trident Resources Corp., Series B, Preferred Stock	06/08/06	$62.50
Trident Resources Corp., Warrants (March 2013)	06/08/06	$0.00
Western Canadian Coal Corp., 144A	06/26/07	$2.20
Western Canadian Coal Corp., 144A Warrants (June 2012)	06/26/07	$0.00
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2007, the total cost of restricted securities was $27,051,233, and the total value was $25,239,467, representing 1.65% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Big Sky Energy Corp.	03/01/05	$0.50
Carnavale Resources Ltd.	05/22/07	$0.29
Chesapeake Gold Corp., Series 1, Class A, Rights	02/26/07-07/17/07	$14.86
Hainan Mining Corp., Units	08/31/06-05/16/07	$0.85
Ivanhoe Nickel and Platinum Ltd., Special Warrants	07/09/03	$6.00
Mindoro Resources Ltd., 144A, Units	05/25/07	$0.65
Mindoro Resources Ltd., 144A, Warrants (May 2009)	05/25/07	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-11/17/06	$1.49
Platte River Gold U.S., Inc., Warrants (November 2008)	11/17/06	$0.00
Platte River Gold U.S., Inc., Warrants (March 2009)	03/01/04	$0.00
Q2 Gold Resources, Inc.	06/18/07	$0.00
Staccato Gold Resources Ltd.	08/14/07	$0.32
Staccato Gold Resources Ltd., Warrants (August 2009)	08/14/07	$0.00
Western Exploration & Development Ltd., 144A, Special
Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At September 30, 2007, the total cost of restricted securities was $9,343,777, and the total value was $11,577,167, representing 1.19% of net assets.

Call Options Written

As of September 30, 2007, portfolio securities valued at $1,487,700, $14,119,590 and $6,651,210 were held in escrow by the custodian as cover for call options written for the Global Resources Fund, World Precious Minerals Fund and Gold Shares Fund, respectively.

Transactions in written call options during the period ended September 30, 2007, were as follows:

	Global Resources Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2007	500	$43,349
Options written	1,140	274,316
Options closed	-	-
Options expired	(500)	(43,349)
Options exercised	-	-
Options outstanding at September 30, 2007	1,140	$274,316

	World Precious Minerals Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2007	7,130	$2,066,859
Options written	4,008	1,558,420
Options closed	(3,480)	(1,019,962)
Options expired	-	-
Options exercised	(3,700)	(1,140,246)
Options outstanding at September 30, 2007	3,958	$1,465,071

	Gold Shares Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at June 30, 2007	2,850	$785,797
Options written	1,402	613,466
Options closed	(929)	(213,057)
Options expired	-	-
Options exercised	(1,921)	(572,740)
Options outstanding at September 30, 2007	1,402	$613,466

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2007, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$123,511,120	$ -	$ -	$ -
U.S. Government Securities Savings	481,620,366	-	-	-
Near-Term Tax Free	12,767,607	102,079	(5,062)	97,017
Tax Free	14,579,916	485,320	(36,218)	449,102
All American Equity	20,545,047	4,371,822	(158,023)	4,213,799
China Region Opportunity	81,936,615	48,519,862	(951,927)	47,567,935
Global Resources	1,109,440,576	433,742,723	(54,452,009)	379,290,714
World Precious Minerals	702,210,275	325,726,192	(46,191,296)	279,534,896
Gold Shares	143,274,309	51,631,359	(5,527,271)	46,104,088

Subsequent Event – Gold Shares Fund

Effective December 1, 2007, the Gold Shares Fund will change its name to the Gold and Precious Metals Fund and the fund’s investment strategy will change to invest primarily in securities of companies involved in the mining, fabrication, processing, marketing or distribution of metals including gold, silver, platinum group, palladium and diamonds.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:       November  29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:      November 29, 2007

By:           /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:       November 29, 2007